Share-Based Payment Transactions (Details) - Schedule of weighted average exercise prices and modification in option plans of employees - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of weighted average exercise prices and modification in option plans of employees [Abstract]
Number of Outstanding at beginning of year	2,673,400	1,437,400	1,490,423
Weighted average exercise price, Outstanding at beginning of year	$ 0.89	$ 1.20	$ 1.35
Number of Grants	9,250,000	1,240,000
Weighted average exercise price, Grants	$ 0.08	$ 0.44
Number of Forfeited/expired		(4,000)	(53,023)
Weighted average exercise price, Forfeited/expired		$ 5.98	$ 7.53
Number of Outstanding at end of year	11,923,400	2,673,400	1,437,400
Weighted average exercise price, Outstanding at end of year	$ 0.28	$ 0.89	$ 1.20
Number of Exercisable at end of year	2,900,276	1,134,653	736,155
Weighted average exercise price, Exercisable at end of year	$ 0.74	$ 1.39	$ 2.41